Equity-Based Compensation - Schedule of Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation	$ 54,303	$ 21,781	$ 5,738
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation	140	20	20
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation	14,330	2,624	1,462
Technology and content
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation	8,747	1,966	2,050
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation	$ 31,086	$ 17,171	$ 2,206